COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2021
COST OF SALES.
Schedule of cost of sales

	For the years ended December 31
	2021	2020

Mining operations
Production costs	$21,388	$—
Depreciation and depletion	5,419	—
Site share-based compensation	355	—
Royalties and selling costs	269
Change in inventories	542	—
	27,973	—

Reclamation management(i)	1,975	3,300

	$29,948	$3,300

(i)

Reclamation management cost of sales represents cost of sales incurred by ERDC for the environmental care and maintenance for the historical environmental liabilities of the former UKHM mineral properties (Note 8).